Note 11 - Investment in Joint Venture (Details) - USD ($)	9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Balance, December 31, 2015	$ 7,396,738
Total gain for period included in Investment income	1,024,715	$ 847,875
Balance, September 30,2016	$ 8,421,453